Submission	Oct. 27, 2025
Submission [Line Items]
Central Index Key	0001605607
Registrant Name	Paramount Group, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A